Annual Total Returns - BlackRock Emerging Markets Bond Fund (Class K Shares) [BarChart] - Class K Shares - BlackRock Emerging Markets Bond Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2018	(5.87%)
Annual Return 2019	14.17%
Annual Return 2020	7.18%